Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31, 2013	March 31, 2013
Machinery and equipment	$8,387	$8,387
Computer equipment	5,840	5,840
Computer software	12,820	12,820
Office furniture and equipment	850	850

Subtotal	27,897	27,897
Less: accumulated depreciation	(21,479)	(18,238)

Total property and equipment, net	$6,418	$9,659

	March 31, 2013	March 31, 2012
Machinery and equipment	$8,387	$50,672
Computer equipment	5,840	5,840
Computer software	12,820	10,660
Office furniture and equipment	850	-

Subtotal	27,897	67,172
Less: accumulated depreciation	(18,238)	(28,735)

Total property and equipment, net	$9,659	$38,437